REVENUE FROM CONTRACTS WITH CUSTOMERS - Geographic breakdown of revenues (Details) - USD ($) $ in Millions	12 Months Ended			36 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 4,368.4	$ 3,548.8	$ 3,066.5
Percentage of revenue	10.00%
EMEA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,450.3	1,270.7	1,225.6
Percentage of revenue				6.00%
America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,726.8	$ 1,504.4	$ 1,253.0
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	74.10%	79.90%	78.60%
Greater China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 841.4	$ 523.8	$ 372.9
Asia Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 350.0	$ 249.9	$ 215.0
Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue	94.70%	96.50%	95.90%
Other areas in Americas other than US
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue				9.00%
Other Countries Greater China other than Mainland China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenue				1.00%